Acquisitions - Schedule of fair values of intangible assets acquired (Details) - Infinera Corporation € in Millions	Feb. 28, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Customer relationships	€ 646
Technologies	380
Tradenames and other	85
Total	€ 1,111
Customer relationships
Disclosure of detailed information about business combination [line items]
Amortization period (in years)	12 years
Technologies | Minimum
Disclosure of detailed information about business combination [line items]
Amortization period (in years)	3 years
Technologies | Maximum
Disclosure of detailed information about business combination [line items]
Amortization period (in years)	4 years
Tradenames and other | Minimum
Disclosure of detailed information about business combination [line items]
Amortization period (in years)	3 years
Tradenames and other | Maximum
Disclosure of detailed information about business combination [line items]
Amortization period (in years)	4 years